Derivative instruments and hedging activities	9 Months Ended
Sep. 30, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative instruments and hedging activities

Note 10. Derivative instruments and hedging activities

Since the Company conducts its operations globally, it is exposed to global market risks and to the risk that its earnings, cash flows and equity could be adversely impacted by fluctuations in foreign currency exchange rates. The Company enters into transactions involving foreign currency exchange derivative financial instruments. The Company manages its foreign currency exposures on a consolidated basis, which allows the Company to net exposures and take advantage of any natural hedging. The transactions are designed to manage the Company’s net exposure to foreign currency exchange rates and to reduce the volatility of earnings and cash flows associated with changes in foreign currency exchange rates. The Company does not enter into derivative transactions for trading purposes.

The Company is primarily exposed to foreign exchange risk with respect to recognized assets and liabilities and forecasted transactions denominated in the New Israeli Shekel (“NIS”), Euro, Korean Won, Chinese Yuan and the Japanese Yen. The gains and losses on the hedging instruments partially offset losses and gains on the hedged items. Financial markets and currency volatility may limit the Company’s ability to hedge these exposures.

The following table summarizes the consolidated balance sheets classification and fair values of the Company’s derivative instruments:

		Fair Value		Notional Amount
		September 30,	December 31,	September 30,	December 31,
	Balance sheet location	2018	2017	2018	2017
		U.S. $ in thousands
Assets derivatives -Foreign exchange contracts, not designated as hedging instruments	Other current assets	$701	$90	$55,410	$22,036
Assets derivatives -Foreign exchange contracts, designated as cash flow hedge	Other current assets	172	263	11,714	13,169
Liability derivatives -Foreign exchange contracts, not designated as hedging instruments	Accrued expenses and other current liabilities	(149)	(921)	29,445	65,668
Liability derivatives -Foreign exchange contracts, designated as hedging instruments	Accrued expenses and other current liabilities	(189)	-	13,303	-
		$535	$(568)	$109,872	$100,873

As of September 30, 2018, the notional amounts of the Company’s outstanding exchange forward contracts, not designated as hedging instruments, were $84.9 million, and were used to reduce foreign currency exposures. With respect to such derivatives, gain of $0.6 million and loss of $1.4 million were recognized under financial income, net for the three-month periods ended September 30, 2018 and 2017, respectively, and gain of $1.5 million and loss of $4.1 million were recognized under financial income, net for the nine-month periods ended September 30, 2018 and 2017, respectively. Such gains or losses partially offset the foreign currencies revaluation changes of the balance sheet items. These foreign currencies revaluation changes are also recognized under financial income, net.

As of September 30, 2018, the Company had in effect foreign exchange forward contracts, designated as cash flow hedge for accounting purposes, for the conversion of $25.0 million into NIS. The Company uses short-term cash flow hedge contracts to reduce its exposure to variability in expected future cash flows resulting mainly from payroll costs denominated in NIS. The changes in fair value of those contracts are included in the Company’s accumulated other comprehensive loss. These contracts mature through September 2019.